Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Sep. 11, 2023
Summary of Significant Accounting Policies [Line Items]
Net foreign exchange transaction losses		$ 4,350
Warrants price per share (in Dollars per share)				$ 11.5
Research and development expense		15,100	16,500
Cost of revenue		10,176	14,531
General and administrative expenses		5,300	$ 2,000
Right-of-use asset and lease liabilities		$ 600
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants price per share (in Dollars per share)		$ 0.1
Exceeds per share (in Dollars per share)		$ 11.5
Public warrants outstanding (in Shares)		73,978
Sale of Stock, Number of Shares Issued in Transaction (in Shares)		1
Number of warrants issued (in Shares)	73,978
Warrant per share (in Dollars per share)	$ 7.75
Public Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Exceeds per share (in Dollars per share)				$ 18
Public warrants outstanding (in Shares)		8,433,333
One Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Net receivables percentage		92.00%	96.00%
One Customer [Member] | Research and Development Revenue [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Net receivables percentage		95.00%	98.00%
British Pounds [Member]
Summary of Significant Accounting Policies [Line Items]
Net foreign exchange transaction losses		$ 24,000	$ 200